CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	¥ 227,937	¥ 231,070	¥ 340,185
Cost of revenues	(96,440)	(118,734)	(158,169)
Gross profit	131,497	112,336	182,016
Operating expenses:
Sales and marketing expenses	(66,408)	(82,596)	(127,519)
General and administrative expenses	(42,365)	(93,100)	(107,034)
Research and development expenses	(12,706)	(14,404)	(41,681)
Total operating expenses	(121,479)	(190,100)	(276,234)
Loss from operations	10,018	(77,764)	(94,218)
Other income/(expenses):
Share of loss from equity method investments	(723)	(3,726)	(523)
Gain on disposal of subsidiaries	355	839	3,366
Long-term investment (loss)/income, net	418	(62,763)	(8,079)
Short-term investment income	529	623	1,312
Government grant	176	491	1,147
Others, net	676	1,577	7,706
(Loss)/income before income tax	11,449	(140,723)	(89,289)
Income tax credit/(expenses)	(21)	(64)	42
Net (loss)/income	11,428	(140,787)	(89,247)
Net (income)/loss attributable to non-controlling interests	(262)	4,160	(733)
Net (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	11,166	(136,627)	(89,980)
Other comprehensive income
Foreign currency translation adjustments	(416)	369	570
Total other comprehensive income	(416)	369	570
Total comprehensive (loss)/income	11,012	(140,418)	(88,677)
Comprehensive (income)/loss attributable to non-controlling interests	(262)	4,160	(733)
Comprehensive (loss)/income attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ 10,750	¥ (136,258)	¥ (89,410)
Net (loss)/income per ordinary share (RMB)
-Basic (in dollars per share)	¥ 0.011	¥ (0.13)	¥ (0.086)
-Diluted (in dollars per share)	¥ 0.011	¥ (0.13)	¥ (0.086)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	1,058,471,312	1,054,310,601	1,043,057,081
-Diluted (in shares)	1,060,023,088	1,054,310,601	1,043,057,081
ADS
Net (loss)/income per ordinary share (RMB)
-Basic (in dollars per share)	¥ 5.274	¥ (64.795)	¥ (43.132)
-Diluted (in dollars per share)	¥ 5.266	¥ (64.795)	¥ (43.132)
Weighted average number of ordinary shares used in per share calculation:
-Basic (in shares)	2,116,943	2,108,621	2,086,114
-Diluted (in shares)	2,120,046	2,108,621	2,086,114
Online advertising services
Revenues:
Total revenues	¥ 179,681	¥ 180,609	¥ 238,701
Enterprise value-added services
Revenues:
Total revenues	33,157	32,832	67,297
Subscription services
Revenues:
Total revenues	¥ 15,099	¥ 17,629	¥ 34,187